SCHEDULE OF LEVEL 3 FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Fair Value Disclosures [Abstract]
Balance	$ 1,802	$ 1,830
Proceeds from issuance of SAFEs	435	950
Change in fair value of convertible securities	326	379
Balance	$ 2,563	$ 3,159